Label	Element	Value
Class P Prospectus | PF Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PF Emerging Markets Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks to maximize total return consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2021, the portfolio turnover rate was 89% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver and expense reimbursement (expense limitation), which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in debt instruments that are economically tied to emerging market countries, which may be represented by instruments such as derivatives. These instruments may be issued by governments (sovereigns), government-guaranteed or majority government-owned entities (quasi-sovereigns), government agencies and instrumentalities and corporate issuers and may be denominated in any currency, including the local currency of the issuer.

The sub-adviser considers emerging market countries to include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest up to 25% of its net assets in issuers that are economically tied to any one emerging market country. The Fund may invest a relatively high percentage of its assets in securities of issuers in a small number of countries or a particular geographic region. However, under normal market conditions, the Fund generally expects to invest in a number of different foreign countries.

The Fund may also invest up to 35% of its net assets in instruments of corporate issuers. Also, if the Fund invests over 25% of its net assets in instruments denominated in a single currency other than the U.S. dollar or the euro, it will hedge into U.S. dollars or the euro the portion of the Fund’s exposure to the single currency that exceeds 25% of the Fund’s net assets.

Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. When selecting investments, the sub-adviser:

● Decides what duration to maintain. The Fund will normally maintain a weighted average duration of between 2 and 10 years.

● Decides how to allocate among short, intermediate and long duration issues and can use various types of instruments to manage the Fund’s duration.

The Fund may invest in debt instruments of any credit quality, and is expected to invest more than 10% of its assets in debt instruments that are non-investment grade (high yield/high risk, sometimes called “junk bonds”).

The sub-adviser may use forwards, swaps and futures contracts. Forwards, futures contracts and swaps may be purchased or sold to gain or increase exposure to various markets, to shift currency exposure from one country to another, for efficient portfolio management purposes and/or to hedge against market fluctuations. These derivatives may also be used to attempt to reduce certain risks, hedge existing positions, adjust certain characteristics of the Fund and gain exposure to particular assets as a substitute for direct investment in the assets.

The Fund may invest up to 25% of its assets in repurchase and reverse repurchase agreement transactions.

The sub-adviser uses a top-down asset allocation approach in selecting investments for the Fund. In determining the weighting of countries and regions that the sub-adviser believes has potential to outperform over time, the sub-adviser considers and evaluates many factors ranging from global factors like interest rate expectations, currency movements among the world’s three leading economic regions, and market sentiment and liquidity, to extensive review of individual countries and issuers and comparisons between countries. The sub-adviser will also evaluate individual investments based upon factors such as liquidity, market positioning, yield curve and duration.

The sub-adviser may sell a holding at its sole discretion including for example when it fails to perform as expected or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Interest rates are at historic lows. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. As interest rates rise, the value of fixed income investments will generally decrease.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.

● High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies or governments that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities may be more volatile than investment grade securities.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Borrowing Risk: The Fund’s use of reverse repurchase agreements is considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s net asset value and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Derivatives Risk: The Fund’s use of forwards and futures contracts and swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, price volatility risk, regulatory risk, liquidity and valuation risk, correlation risk, and segregation risk. Each of these risks is described in Derivatives Risk in the Additional Information About Principal Risks section of the Prospectus. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

● Geographic Focus Risk: If the Fund invests a significant portion of its assets in a single country, limited number of countries, or particular geographic region, then the risk increases that economic, political, social, or other conditions in those countries or that region will have a significant impact on the Fund’s performance. As a result, the Fund’s performance may be more volatile than the performance of more geographically diversified funds.

● Leverage Risk: The Fund may invest in forwards and futures contracts and swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Reverse Repurchase Agreements Risk: These transactions subject the Fund to counterparty risk, including the credit risk of the counterparty. These transactions also subject the Fund to leverage risk because the proceeds raised from the securities sold may be used to purchase other investments for the Fund. Because these transactions may be considered a form of borrowing for a Fund, they subject a Fund to borrowing risk. The Fund could lose money if the price of the securities sold in a reverse repurchase transaction declines below the pre-agreed-upon repurchase price of the securities.

● LIBOR Transition Risk: Certain investments in which the Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by the ICE Benchmark Administration (“IBA”). Previously, the Financial Conduct Authority, which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the IBA announced it will cease publication of U.S. dollar (“USD”) LIBOR for the most common tenors (overnight and one, three, six and twelve months) as of June 30, 2023, and it will cease publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR as of December 31, 2021.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

● Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. To further assist in performance comparison, the returns of an Emerging Markets Debt Composite Benchmark are presented, which is comprised of 50% J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified, 25% J.P. Morgan Emerging Local Markets Index Plus Index and 25% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	To further assist in performance comparison, the returns of an Emerging Markets Debt Composite Benchmark are presented, which is comprised of 50% J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified, 25% J.P. Morgan Emerging Local Markets Index Plus Index and 25% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)1
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1]Class P return for the period 1/1/21 through 6/30/21: (1.58%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2020: 14.90%; Q1 2020: (20.75%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Class P return for the period 1/1/21 through 6/30/21:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Class P Prospectus | PF Emerging Markets Debt Fund | J.P. Morgan EMBI Global Diversified (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.26%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.08%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.60%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[1]
Class P Prospectus | PF Emerging Markets Debt Fund | Emerging Markets Debt Composite Benchmark (reflects no deductions for fees, expenses or taxes) (based on Class P inception date)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.86%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.19%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.27%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[1]
Class P Prospectus | PF Emerging Markets Debt Fund | CLASS P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.79%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2],[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,400
Annual Return 2013	rr_AnnualReturn2013	(6.45%)
Annual Return 2014	rr_AnnualReturn2014	(3.55%)
Annual Return 2015	rr_AnnualReturn2015	(4.40%)
Annual Return 2016	rr_AnnualReturn2016	16.96%
Annual Return 2017	rr_AnnualReturn2017	13.78%
Annual Return 2018	rr_AnnualReturn2018	(5.13%)
Annual Return 2019	rr_AnnualReturn2019	10.25%
Annual Return 2020	rr_AnnualReturn2020	2.88%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.88%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.45%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[1]
Class P Prospectus | PF Emerging Markets Debt Fund | CLASS P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.94%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.70%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[1]
Class P Prospectus | PF Emerging Markets Debt Fund | CLASS P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.70%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.52%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.83%	[1]

[1]	The sub-adviser has provided the composition of the composite benchmark and may from time to time change such composition based upon changes to underlying holdings of the Fund.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2022, and 0.30% from 8/1/2022 through 7/31/2023. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.
[3]	The investment adviser has agreed to waive 0.02% of its management fee through 7/31/2022. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.